Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Leases [Abstract]
Recognized rental income	¥ 2,292	¥ 1,377	¥ 717
Future minimum lease payments to be received	48,564
Rental expenses, net of sublease rental income	44,564	44,202	¥ 42,919
Capital lease assets	26,561	28,653
Accumulated depreciation on capital lease assets	¥ 8,272	¥ 8,791